UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2003
Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:        FLETCHER ASSET MANAGEMENT, INC.
Address:     22 EAST 67TH STREET
             NEW YORK, NEW YORK  10021

Form 13F File Number: 28-3480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             DENIS KIELY
Title:            DIRECTOR
Phone:            (212) 284-4800

Signature, Place, and Date of Signing:


/s/ Denis Kiely
----------------------------   ------------------------  ---------------------
    DENIS KIELY                 NEW YORK, NEW YORK       FEBRUARY 11, 2004
    DIRECTOR


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1

Form 13F Information Table Entry Total:                       34

Form 13F Information Table Value Total:                       $247,833
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.             Form 13F File Number      Name

         1               28-10204                  FLETCHER INTERNATIONAL, LTD.

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
                                                            FORM 13F REPORT

                                                            Fair    Shares or         (B)      (C)                  (B)
Name of Issuer                    Title of      CUSIP      Market   Principal  (A)  Shared   Shared   Other    (A) Shared  (C)
                                   Class        Number      Value    Amount    Sole Defined   Other  Managers Sole Defined None
                                  --------      ------    (x$1,000) ---------  ---- -------  ------  -------- ---- ------- ----
                                                          ---------
Allied Waste Inds Inc           Common Stock  019589308      101       7,300             X              1      X
Alloy Inc                       Common Stock  019855105   12,273   2,355,700             X              1      X
American Express Co             Common Stock  025816109      728      15,100             X              1      X
Aspen Technology Inc            Common Stock  045327103      975      95,000             X              1      X
CalDive International Inc       Common Stock  127914109    1,658      68,780             X              1      X
Casella Waste Sys Inc           CL A          147448104       99       7,200             X              1      X
Champion Enterprises Inc        Common Stock  158496107   14,769   2,109,906             X              1      X
Com21 Inc                       Common Stock  205937105        0     364,000             X              1      X
Cooper Cameron Corp             Common Stock  216640102    2,369      50,840             X              1      X
Diamonds TR                     Unit Ser 1    252787106   18,237     174,400             X              1      X
Dow Chem Co                     Common Stock  260543103      702      16,900             X              1      X
Equitable Res Inc               Common Stock  294549900       99       2,300             X                     X
Euronet Worldwide Inc           Common Stock  298736109   20,365   1,131,363             X              1      X
Federal Natl Mtg Assn           Common Stock  313586109      547       7,300             X              1      X
Fleetwood Enterprises Inc       Common Stock  339099103    1,662     161,977             X              1      X
GulfTerra Energy Partners LP    Common Units  40274U108   53,546   1,260,500             X                     X
Ionics Inc                      Common Stock  462218108       42       3,000             X              1      X
Kinder Morgan Inc Kans          Common Stock  49455P101      100       1,700             X                     X
Lone Star Technologies Inc      Common Stock  542312103      393      24,600             X              1      X
Metro Goldwyn Mayer Inc         Common Stock  591610100    1,126      65,900             X              1      X
Newpark Resources Inc           Common Stock  651718504   15,112   3,155,008             X              1      X
Oceaneering Intl Inc            Common Stock  675232102      202       7,200             X              1      X
Oil Service HOLDRS Trust        Depostry Rcpt 678002106   25,451     410,500             X              1      X
Oil Sts Intl Inc                Common Stock  678026105      190      13,600             X              1      X
Plains Res Inc                  Common Stock  726540503      100       6,200             X                     X
SPDR TR                         Unit Ser 1    78462F103       48         432             X                     X
SPDR TR                         Unit Ser 1    78462F103   65,448     588,141             X              1      X
Superior Energy Svcs Inc        Common Stock  868157108      197      21,000             X              1      X
Tetra Tech Inc                  Common Stock  88162G103       99       4,000             X              1      X
TRC Cos Inc                     Common Stock  872625108   10,703     508,193             X              1      X
W-H Energy Svcs Inc             Common Stock  92925E108      194      12,000             X              1      X
Waste Connections Inc           Common Stock  941053100       98       2,600             X              1      X
Western Gas Res Inc             Common Stock  958259103       99       2,100             X                     X
Williams Cos Inc Del            Common Stock  969457100       98      10,000             X                     X

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